Madison Funds Prospectus | Madison Small Cap Fund
Madison Small Cap Fund

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at madisonfunds.com/ProspectusReports. You can also obtain this information at no cost by calling (800) 877-6089 or by sending an email request to madisonlitrequests@madisonadv.com. The current prospectus and SAI dated February 28, 2019, as amended, are incorporated by reference into this Summary Prospectus.

Beginning March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we will no longer mail paper copies of the funds' shareholder reports, unless you specifically request paper copies from Madison Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Madison Funds website and we will notify you by mail each time a report is posted and provide you with a website link to access the report. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you can update your mailing preferences with your financial intermediary, or enroll in e-delivery at madisonfunds.com (for accounts held directly with the funds).
You may elect to receive all future reports in paper free of charge by calling Madison Funds at (800) 877-6089 if you hold shares directly with the funds. Your election to receive reports in paper will apply to all funds held with Madison Funds. If your fund shares are held through a financial intermediary, please contact them directly to make your request and to determine whether your election will apply to all funds in which you own shares through that intermediary.

Investment Objective
The Madison Small Cap Fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The table and example below do not reflect any transaction fees or commissions that may be charged directly by financial intermediaries when buying or selling shares. You may qualify for Class A sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $25,000 in Madison Funds. More information about these and other discounts is available from your financial professional, in the “Sales Charges and Fees” section on page 76 of the prospectus, in the “More About Purchasing and Selling Shares” section on page 50 of the fund's SAI, and in the sales charge waiver appendix to the prospectus.

Shareholder Fees: (fees paid directly from your investment)
Shareholder Fees - Madison Funds Prospectus - Madison Small Cap Fund	Class A	Class Y
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none
Redemption Fee (as a percentage of Amount Redeemed)	none	none

Annual Fund Operating Expenses: (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Madison Funds Prospectus - Madison Small Cap Fund		Class A	Class Y
Management Fees (as a percentage of Assets)		1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses (as a percentage of Assets):	[1]	0.25%	0.25%
Acquired Fund Fees and Expenses		0.02%	0.02%
Expenses (as a percentage of Assets)		1.52%	1.27%
Fee Waiver or Reimbursement	[2]	(0.04%)	(0.04%)
Net Expenses (as a percentage of Assets)		1.48%	1.23%	[3]
[1]	Under a separate Services Agreement, the investment advisor to the fund, Madison Asset Management, LLC “(Madison”), provides or arranges for each fund to have all of the necessary operational and support services it needs for a fee (exclusive of certain expenses, such as brokerage expenses, interest expense, taxes, acquired fund fees and expenses and certain other expenses).
[2]	Madison has contractually agreed to reduce the Services Agreement fees for the fund from 0.25% to 0.21% until at least August 31, 2021.
[3]	Total annual fund operating expenses do not match the financial statements because the financial statements due not include acquired fund fees and expenses.

Example:
The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes you invest $10,000 in the fund for the time periods indicated and then either redeem or not redeem your shares at the end of the period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - Madison Funds Prospectus - Madison Small Cap Fund - USD ($)	Class A	Class Y
Expense Example, with Redemption, 1 Year	717	125
Expense Example, with Redemption, 3 Years	1,020	394
Expense Example, with Redemption, 5 Years	1,349	689
Expense Example, with Redemption, 10 Years	2,277	1,527

Expense Example, No Redemption - Madison Funds Prospectus - Madison Small Cap Fund - USD ($)	Class A	Class Y
Expense Example, No Redemption, 1 Year	717	125
Expense Example, No Redemption, 3 Years	1,020	394
Expense Example, No Redemption, 5 Years	1,349	689
Expense Example, No Redemption, 10 Years	2,277	1,527

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the expense examples above, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies
The fund invests primarily in a diversified mix of common stocks of small cap U.S. companies that are believed to be undervalued by various measures and offer sound prospects for capital appreciation. For purposes of this fund, “small cap” is defined as those companies with market capitalizations of between $100 million and $15 billion. Under normal market conditions, the fund will maintain at least 80% of its net assets (including borrowings for investment purposes) in small cap securities.
Madison focuses on core growth strategies through bottom-up fundamental research analysis to identify stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. Madison conducts extensive research on each prospective investment using a five pillar analysis process to evaluate companies as potential investments for the portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by Madison. Companies meeting all five pillars may be added to the portfolio. The five pillars of the analysis are: (1) strong business traits, (2) defendable market niche, (3) attractive growth potential, (4) capable management, and (5) discount to private market value. In reviewing companies, Madison applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed. As a result of employing the five pillar analysis, the fund may hold cash opportunistically, particularly during periods of market uncertainty when investments meeting all five pillars may be difficult to identify.
Madison may generally sell a security when they believe: (i) the security has achieved its value potential; (ii) such sale is necessary for portfolio diversification, (iii) changing fundamentals signal a deteriorating value potential; or (iv) other securities have a better value potential.
The fund’s investment strategy reflects Madison’s general “Participate and Protect®” investment philosophy. Madison’s expectation is that investors in the fund will participate in market appreciation during bull markets and experience something less than full participation during bear markets compared with investors in portfolios holding more speculative and volatile securities; therefore, this investment philosophy is intended to represent a conservative investment strategy. There is no assurance that Madison’s expectations regarding this investment strategy will be realized.
Although the fund expects to pursue its investment objective utilizing its principal investment strategies regardless of market conditions, the fund may invest up to 100% in money market instruments. To the extent the fund engages in this temporary defensive position, the fund’s ability to achieve its investment objective may be diminished.

Principal Risks
The specific risks of owning the fund are set forth below.  You could lose money as a result of investing in the fund. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.  The fund’s share price and total return will fluctuate.  You should consider your own investment goals, time horizon and risk tolerance before investing in the fund.
Market Risk. The share price of the fund reflects the value of the securities it holds. If a security’s price falls, the share price of the fund will go down (unless another security’s price rises by an offsetting amount). If the fund’s share price falls below the price you paid for your shares, you could lose money when you redeem your shares.
Equity Risk. The fund is subject to equity risk. Equity risk is the risk that securities held by the fund will fluctuate in value due to general market or economic conditions, perceptions regarding the industries in which the issuers of securities held by the fund participate, and the particular circumstances and performance of particular companies whose securities the fund holds. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.
Small Cap Risk—Price Volatility. Due to its focus on small cap companies, the fund may experience significant volatility over time. Small companies tend to have narrower product lines, fewer financial resources and a more limited trading market for their securities, as compared to larger companies. The securities of smaller companies also experience greater price volatility than securities of larger capitalization companies.
Small Cap Risk—Illiquidity. During certain periods, the liquidity of the securities of small cap companies may shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions. This liquidity risk could translate into losses for the fund if it has to sell illiquid securities at a disadvantageous time. The costs of purchasing or selling securities of small capitalization companies are often greater than those of more widely traded securities. Securities of smaller capitalization companies can also be difficult to value.
Growth and Value Risks. Stocks with growth characteristics can experience sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because the fund generally follows a strategy of holding stocks with both growth and value characteristics, any particular stock’s share price may be negatively affected by either set of risks.
Capital Gain Realization Risks to Taxpaying Shareholders. Because of the focused nature of the fund’s portfolio, the fund is susceptible to capital gain realization. In other words, when the fund is successful in achieving its investment objective, portfolio turnover may generate more capital gains per share than funds that hold greater numbers of individual securities. The fund’s sale of just a few positions will represent a larger percentage of the fund’s assets compared with, say, a fund that has hundreds of securities positions.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s investment results have varied from year to year. The table shows the fund’s average annual total returns for various periods compared to different broad measures of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information current to the most recent month-end is available at no cost by visiting www.madisonfunds.com or by calling 1-800-877-6089.
Performance results prior to August 30, 2019 for the Class Y shares are based on the performance of the Broadview Opportunity Fund (the “Predecessor Fund”) which was reorganized into the Class Y shares of the fund on August 30, 2019. Performance for Class A shares is deemed to be new effective August 31, 2019 as a result of the reorganization.

Calendar Year Total Returns for Class Y Shares
[1]	The performance shown in the bar chart and the performance table for periods prior to November 29, 2013 represents the performance of the FMI Focus Fund (the ‘FMI Fund’) which merged with and into the Broadview Opportunity Fund on November 29, 2013. Prior to November 29, 2013, the Adviser of the Broadview Opportunity Fund served as sub-adviser to the FMI Fund. The FMI Fund had the same investment objective and substantially similar investment strategies as the Broadview Opportunity Fund.

Highest/Lowest quarter end results during this period were:

Highest:	3Q 2009	25.25%
Lowest:	3Q 2011	-22.23%

Average Annual Total Returns For Periods Ended December 31, 2018
Average Annual Total Returns - Madison Funds Prospectus - Madison Small Cap Fund		Label	1 Year	5 Years	10 Years
Class A	[1]	Class A Shares – Return before Taxes
Class Y		Class Y Shares – Return Before Taxes	(12.09%)	1.41%	11.83%
Class Y | After Taxes on Distributions		Return After Taxes on Distributions	(15.95%)	(1.11%)	9.99%
Class Y | After Taxes on Distributions and Sales		Return After Taxes on Distributions and Sale of Fund Shares	(3.86%)	1.20%	9.85%
Benchmark | Russell 2000® Index		Russell 2000® Index (reflects no deduction for sales charges, account fees, expenses or taxes)	(11.01%)	4.41%	11.97%
Benchmark | Russell 2500™ Index		Russell 2500™ Index (reflects no deduction for sales charges, account fees, expenses or taxes)	(10.00%)	5.15%	13.15%
Benchmark | Russell 2000® Value Index		Russell 2000® Value Index (reflects no deduction for sales charges, account fees, expenses or taxes)	(12.86%)	3.61%	10.40%
[1]	As of August 31, 2019, the Class A share class is new, therefore, performance information is not available. Class A share returns if available would be lower than Class Y shares, as Class A shares have a higher annual expense ratio and sales charges applicable to Class A shares would be deducted.

The primary benchmark for the fund is the Russell 2000® Index. Effective August 31, 2019 the secondary benchmark for the fund is changed from the Russell 2000® Value Index to the Russell 2500™ Index to better reflect the manner in which the fund is being managed.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only Class Y shares. After-tax returns for Class A shares will vary.